Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property, plant and equipment

14 Property, plant and equipment

		Mining	Land	Plant	Capital
		properties	and	and	works in
		and leases (a)	buildings (b)	equipment	progress	Total
Year ended 31 December 2018	Note	US$m	US$m	US$m	US$m	US$m
Net book value
At 1 January 2018		11,488	7,376	36,285	6,944	62,093
Adjustment on currency translation (c)		(689)	(548)	(2,671)	(249)	(4,157)
Adjustments to capitalised closure costs	26	486	-	-	-	486
Interest capitalised (d)	8	-	-	-	296	296
Additions		403	80	459	4,359	5,301
Depreciation for the year (a) (e)		(664)	(382)	(2,836)	-	(3,882)
Impairment charges (f)		(3)	(20)	(101)	(6)	(130)
Disposals		(1)	(54)	(71)	(4)	(130)
Subsidiaries no longer consolidated (g)		(1,103)	(377)	(1,392)	(514)	(3,386)
Transfers and other movements (h)		1,146	188	2,346	(3,810)	(130)
At 31 December 2018		11,063	6,263	32,019	7,016	56,361
– cost		23,318	10,601	63,051	7,324	104,294
– accumulated depreciation and impairment		(12,255)	(4,338)	(31,032)	(308)	(47,933)

Non-current assets held under finance leases (i)		-	-	31	-	31
Non-current assets pledged as security (j)		3,054	385	5,194	4,588	13,221

		Mining	Land	Plant	Capital
		properties	and	and	works in
		and leases (a)	buildings (b)	equipment	progress	Total
Year ended 31 December 2017	Note	US$m	US$m	US$m	US$m	US$m
Net book value
At 1 January 2017		10,848	7,316	35,706	4,985	58,855
Adjustment on currency translation (c)		495	461	2,242	183	3,381
Adjustments to capitalised closure costs	26	710	-	-	-	710
Interest capitalised (d)	8	-	-	-	224	224
Additions		230	41	646	3,834	4,751
Depreciation for the year (a) (e)		(673)	(403)	(3,122)	-	(4,198)
Impairment charges (f)		(304)	(2)	(128)	(1)	(435)
Disposals		-	(57)	(40)	(26)	(123)
Subsidiaries no longer consolidated (g)		(211)	(95)	(417)	(26)	(749)
Transfers and other movements (h)		393	115	1,398	(2,229)	(323)
At 31 December 2017		11,488	7,376	36,285	6,944	62,093
– cost		24,691	12,029	71,903	7,266	115,889
– accumulated depreciation and impairment		(13,203)	(4,653)	(35,618)	(322)	(53,796)

Non-current assets held under finance leases (i)		-	-	37	-	37
Non-current assets pledged as security (j)		3,307	410	5,308	3,278	12,303

(a)

At 31 December 2018, the net book value of capitalised production phase stripping costs totalled US$2,050 million, with US$1,572 million within Property, plant and equipment and a further US$478 million within Investments in equity accounted units (2017: total of US$1,815 million with US$1,374 million in Property, plant and equipment and a further US$441 million within Investments in equity accounted units). During the year capitalisation of US$526 million was partly offset by depreciation of US$274 million (including amounts recorded within equity accounted units). Depreciation of deferred stripping costs in respect of subsidiaries of US$134 million (2017: US$194 million; 2016: US$203 million) is included within “Depreciation for the year”.

(b)	At 31 December 2018, the net book value amount for land and buildings includes freehold US$6,240 million (2017: US$7,294 million) and long leasehold US$23 million (2017: US$82 million).
(c)

Adjustment on currency translation represents the impact of exchange differences arising on the translation of the assets of entities with functional currencies other than the US dollar, recognised directly in the currency translation reserve. The adjustment in 2018 arose from the strengthening of the US dollar against other currencies.

(d)

Interest is capitalised at a rate based on the Group or relevant subsidiary’s cost of borrowing or at the rate on project specific debt, where applicable. The Group’s average borrowing rate used for capitalisation of interest is 4.90% (2017: 4.45%).

(e)

Assets within operations for which production is not expected to fluctuate significantly from one year to another or which have a physical life shorter than the related mine are depreciated on a straight line basis as follows:

Land and buildings
Land: not depreciated
Buildings: five to 50 years

Plant and equipment
Other plant and equipment: three to 50 years
Power assets: 25 to 50 years
Capital work in progress: not depreciated

(f)	During 2018, impairment charges primarily related to the ISAL Smelter (see note 6). During 2017, impairment charges primarily related to Argyle Diamonds and Rössing Uranium (see note 6).
(g)

During 2018, “Subsidiaries no longer consolidated” relates primarily to the disposal of Kestrel and Hail Creek, which completed on 1 August 2018 and the disposal of Grasberg on 21 December 2018. Refer to note 37.

During 2017, “Subsidiaries no longer consolidated” relates primarily to the disposal of Coal & Allied Industries Limited, which completed on 1 September 2017.

(h)	“Transfers and other movements” includes reclassifications between categories and transfers to assets held for sale relating to Rössing Uranium and ISAL assets in 2018, and Dunkerque in 2017.
(i)	The finance leases under which these assets are held are disclosed in note 23.
(j)

Excludes assets held under finance leases. Non-current assets pledged as security represent amounts pledged as collateral against US$4,562 million (2017: US$4,677 million) of loans, which are included in note 22.